SUBSEQUENT EVENTS (Details) - HKD ($) $ in Millions	Jan. 31, 2026	Sep. 30, 2025
Subsequent Event [Abstract]
Maximum borrowing capacity		$ 20
Subsequent Event [Member]
Subsequent Event [Abstract]
Maximum borrowing capacity	$ 40